Note 5 - Government Grants (Details Textual) (USD $)	3 Months Ended								12 Months Ended			1 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2007	Jul. 31, 2014	Jul. 31, 2013	Sep. 30, 2012
Revenue from Grants	$ 223,089	$ 322,086	$ 180,441	$ 157,340	$ 174,738	$ 1,004,211	$ 441,561	$ 797,040	$ 882,956	$ 2,417,550	$ 2,657,327
First N I H Grant [Member]
Revenue from Grants									624,689	833,390	2,227,924
Grant Award												20,400,000
Unused Grant Funds	75,464								75,464
NIH Grants [Member]
Revenue from Grants									882,956	2,417,550	2,657,327
SBIR Grant [Member]
Revenue from Grants									258,267	154,563	0
Grant Award													289,641	276,690
Unused Grant Funds	153,501								153,501
Second N I H Grant [Member]
Revenue from Grants									0	1,429,597	429,403
Grant Award															$ 1,900,000